Financial risk management - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	£ 2,849	£ 2,986
Commitments	143,319	143,795
Total contingents, commitments and guarantees	146,168	146,781
Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	143,217	143,756
Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	102	39
Up to 1 month £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	221	402
Commitments	69,932	68,984
Total contingents, commitments and guarantees	70,153	69,386
Up to 1 month £m | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	69,932	68,984
Up to 1 month £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	0	0
1 to 3 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	568	755
Commitments	4,767	2,419
Total contingents, commitments and guarantees	5,335	3,174
1 to 3 months £m | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	4,767	2,419
1 to 3 months £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	0	0
3 to 6 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	323	263
Commitments	17,384	17,641
Total contingents, commitments and guarantees	17,707	17,904
3 to 6 months £m | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	17,384	17,641
3 to 6 months £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	0	0
6 to 9 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	148	240
Commitments	4,212	1,586
Total contingents, commitments and guarantees	4,360	1,826
6 to 9 months £m | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	4,212	1,586
6 to 9 months £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	0	0
9 to 12 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	208	144
Commitments	6,528	6,439
Total contingents, commitments and guarantees	6,736	6,583
9 to 12 months £m | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	6,528	6,439
9 to 12 months £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	0	0
1 to 3 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	598	554
Commitments	23,307	12,787
Total contingents, commitments and guarantees	23,905	13,341
1 to 3 years £m | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	23,269	12,787
1 to 3 years £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	38	0
3 to 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	190	181
Commitments	14,183	14,339
Total contingents, commitments and guarantees	14,373	14,520
3 to 5 years £m | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	14,142	14,329
3 to 5 years £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	41	10
Over 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	593	447
Commitments	3,006	19,600
Total contingents, commitments and guarantees	3,599	20,047
Over 5 years £m | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	2,983	19,571
Over 5 years £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	23	29
Acceptances and endorsements
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	191	58
Acceptances and endorsements | Up to 1 month £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	7	47
Acceptances and endorsements | 1 to 3 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	10	11
Acceptances and endorsements | 3 to 6 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	166	0
Acceptances and endorsements | 6 to 9 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | 9 to 12 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	8	0
Acceptances and endorsements | 1 to 3 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | 3 to 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | Over 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Other contingent liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	2,658	2,928
Other contingent liabilities | Up to 1 month £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	214	355
Other contingent liabilities | 1 to 3 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	558	744
Other contingent liabilities | 3 to 6 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	157	263
Other contingent liabilities | 6 to 9 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	148	240
Other contingent liabilities | 9 to 12 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	200	144
Other contingent liabilities | 1 to 3 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	598	554
Other contingent liabilities | 3 to 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	190	181
Other contingent liabilities | Over 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	£ 593	£ 447